7. MINERAL PROPERTY INTERESTS (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Capitalized mineral property acquisition costs
	March 31, 2015	December 31, 2014

Ann Mason	$40,215,646	$43,966,474
Other	414,413	453,064

Total	$40,630,059	$44,419,538

Exploration costs expensed
	Three Months Ended March 31, 2015	Three Months Ended March 31, 2014

US	$1,531,747	$533,028
Mongolia	348,390	946,310
Other	17,472	84,808

Total all locations	$1,897,609	$1,564,146